UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5030
Columbia Funds Trust V
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	3/31/05

Date of reporting period:	12/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2004 (unaudited)	Columbia Large Company Index Fund

		Shares	Value ($)*
Common Stocks – 99.6%
CONSUMER DISCRETIONARY – 11.9%
Auto Components – 0.2%
	Cooper Tire & Rubber Co.	5,900	127,145
	Dana Corp.	11,800	204,494
	Delphi Corp.	44,300	399,586
	Goodyear Tire & Rubber Co. (a)	13,800	202,308
	Johnson Controls, Inc.	15,000	951,600
	Visteon Corp.	10,200	99,654
		Auto Components Total	1,984,787
Automobiles – 0.6%
	Ford Motor Co.	144,300	2,112,552
	General Motors Corp.	44,500	1,782,670
	Harley-Davidson, Inc.	23,200	1,409,400
		Automobiles Total	5,304,622
Distributors – 0.1%
	Genuine Parts Co.	13,800	608,028
		Distributors Total	608,028
Hotels, Restaurants & Leisure – 1.6%
	Carnival Corp.	49,900	2,875,737
	Darden Restaurants, Inc.	12,400	343,976
	Harrah’s Entertainment, Inc.	8,800	588,632
	Hilton Hotels Corp.	30,400	691,296
	International Game Technology, Inc.	27,200	935,136
	Marriott International, Inc., Class A	17,600	1,108,448
	McDonald’s Corp.	99,100	3,177,146
	Starbucks Corp. (a)	31,500	1,964,340
	Starwood Hotels & Resorts Worldwide, Inc.	16,300	951,920
	Wendy’s International, Inc.	9,000	353,340
	Yum! Brands, Inc.	23,100	1,089,858
		Hotels, Restaurants & Leisure Total	14,079,829
Household Durables – 0.5%
	Black & Decker Corp.	6,400	565,312
	Centex Corp.	9,800	583,884
	Fortune Brands, Inc.	11,400	879,852
	KB Home	3,700	386,280
	Leggett & Platt, Inc.	15,100	429,293
	Maytag Corp.	6,200	130,820
	Newell Rubbermaid, Inc.	21,700	524,923
	Pulte Homes, Inc.	10,100	644,380
	Snap-On, Inc.	4,500	154,620

1

	Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
Stanley Works	6,500	318,435
Whirlpool Corp.	5,200	359,892
	Household Durables Total	4,977,691
Internet & Catalog Retail – 0.7%
eBay, Inc. (a)	52,300	6,081,444
	Internet & Catalog Retail Total	6,081,444
Leisure Equipment & Products – 0.2%
Brunswick Corp.	7,600	376,200
Eastman Kodak Co.	22,600	728,850
Hasbro, Inc.	14,000	271,320
Mattel, Inc.	32,700	637,323
	Leisure Equipment & Products Total	2,013,693
Media – 4.0%
Clear Channel Communications, Inc.	45,200	1,513,748
Comcast Corp., Class A (a)	175,000	5,824,000
Dow Jones & Co., Inc.	6,500	279,890
Gannett Co., Inc.	20,100	1,642,170
Interpublic Group of Companies, Inc. (a)	33,300	446,220
Knight-Ridder, Inc.	6,100	408,334
McGraw-Hill Companies, Inc.	15,000	1,373,100
Meredith Corp.	3,900	211,380
New York Times Co., Class A	11,400	465,120
News Corp., Class A	206,000	3,843,960
Omnicom Group, Inc.	14,700	1,239,504
Time Warner, Inc. (a)	361,200	7,021,728
Tribune Co.	25,100	1,057,714
Univision Communications, Inc., Class A (a)	25,500	746,385
Viacom Inc., Class B	134,400	4,890,816
Walt Disney Co.	161,100	4,478,580
	Media Total	35,442,649
Multiline Retail – 1.1%
Big Lots, Inc. (a)	8,900	107,957
Dillard’s, Inc., Class A	6,500	174,655
Dollar General Corp.	25,800	535,866
Family Dollar Stores, Inc.	13,200	412,236
Federated Department Stores, Inc.	13,300	768,607
J.C. Penney Co., Inc.	22,500	931,500
Kohl’s Corp. (a)	27,100	1,332,507

2

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
	May Department Stores Co.	23,000	676,200
	Nordstrom, Inc.	11,000	514,030
	Sears, Roebuck & Co.	16,300	831,789
	Target Corp.	70,600	3,666,258
		Multiline Retail Total	9,951,605
Specialty Retail – 2.4%
	Autonation, Inc. (a)	20,900	401,489
	AutoZone, Inc. (a)	6,300	575,253
	Bed Bath & Beyond, Inc. (a)	23,700	943,971
	Best Buy Co., Inc.	25,600	1,521,152
	Circuit City Stores, Inc.	15,400	240,856
	Gap, Inc.	69,100	1,459,392
	Home Depot, Inc.	173,200	7,402,568
	Limited Brands, Inc.	32,000	736,640
	Lowe’s Companies, Inc.	60,900	3,507,231
	Office Depot, Inc. (a)	24,600	427,056
	OfficeMax, Inc.	7,400	232,212
	RadioShack Corp.	12,500	411,000
	Sherwin Williams Co.	11,100	495,393
	Staples, Inc.	39,300	1,324,803
	Tiffany & Co.	11,500	367,655
	TJX Companies, Inc.	38,000	954,940
	Toys ‘‘R’’ Us, Inc. (a)	17,000	347,990
		Specialty Retail Total	21,349,601
Textiles, Apparel & Luxury Goods – 0.5%
	Coach, Inc. (a)	14,900	840,360
	Jones Apparel Group, Inc.	9,600	351,072
	Liz Claiborne, Inc.	8,600	363,006
	Nike, Inc., Class B	20,700	1,877,283
	Reebok International Ltd.	4,600	202,400
	V.F. Corp.	8,800	487,344
		Textiles, Apparel & Luxury Goods Total	4,121,465
		CONSUMER DISCRETIONARY TOTAL	105,915,414
CONSUMER STAPLES – 10.4%
Beverages – 2.2%
	Adolph Coors Co., Class B	3,000	227,010
	Anheuser-Busch Companies, Inc.	62,300	3,160,479
	Brown-Forman Corp., Class B	9,600	467,328
	Coca-Cola Co.	190,800	7,943,004
	Coca-Cola Enterprises, Inc.	37,000	771,450

3

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
	Pepsi Bottling Group, Inc.	19,700	532,688
	PepsiCo, Inc.	132,800	6,932,160
		Beverages Total	20,034,119
Food & Staples Retailing – 3.2%
	Albertson’s, Inc.	29,000	692,520
	Costco Wholesale Corp.	37,000	1,791,170
	CVS Corp.	31,500	1,419,705
	Kroger Co. (a)	58,300	1,022,582
	Safeway, Inc. (a)	35,300	696,822
	Supervalu, Inc.	10,600	365,912
	Sysco Corp.	50,500	1,927,585
	Wal-Mart Stores, Inc.	333,900	17,636,598
	Walgreen Co.	80,600	3,092,622
		Food & Staples Retailing Total	28,645,516
Food Products – 1.3%
	Archer-Daniels-Midland Co.	51,600	1,151,196
	Campbell Soup Co.	32,400	968,436
	ConAgra Foods, Inc.	40,600	1,195,670
	General Mills, Inc.	28,700	1,426,677
	H.J. Heinz Co.	27,500	1,072,225
	Hershey Foods Corp.	19,400	1,077,476
	Kellogg Co.	32,600	1,455,916
	McCormick & Co., Inc.	10,800	416,880
	Sara Lee Corp.	61,900	1,494,266
	Wrigley (Wm.) Jr. Co.	17,700	1,224,663
		Food Products Total	11,483,405
Household Products – 1.8%
	Clorox Co.	12,000	707,160
	Colgate-Palmolive Co.	41,800	2,138,488
	Kimberly-Clark Corp.	38,500	2,533,685
	Procter & Gamble Co.	200,000	11,016,000
		Household Products Total	16,395,333
Personal Products – 0.6%
	Alberto-Culver Co., Class B	7,200	349,704
	Avon Products, Inc.	37,300	1,443,510
	Gillette Co.	78,300	3,506,274
		Personal Products Total	5,299,488
Tobacco – 1.3%	Altria Group, Inc.	161,900	9,892,090

4

		Shares	Value ($)*
Common Stocks– (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	Reynolds American, Inc.	11,600	911,760
	UST, Inc.	13,000	625,430
		Tobacco Total	11,429,280
		CONSUMER STAPLES TOTAL	93,287,141
ENERGY – 7.1%
Energy Equipment & Services – 1.0%
	Baker Hughes, Inc.	26,500	1,130,755
	BJ Services Co.	12,700	591,058
	Halliburton Co.	34,900	1,369,476
	Nabors Industries Ltd. (a)	11,800	605,222
	Noble Corp. (a)	10,700	532,218
	Rowan Companies, Inc. (a)	8,500	220,150
	Schlumberger Ltd.	46,400	3,106,480
	Transocean, Inc. (a)	25,400	1,076,706
		Energy Equipment & Services Total	8,632,065
Oil & Gas – 6.1%
	Amerada Hess Corp.	7,200	593,136
	Anadarko Petroleum Corp.	19,500	1,263,795
	Apache Corp.	25,700	1,299,649
	Ashland, Inc.	5,600	326,928
	Burlington Resources, Inc.	30,900	1,344,150
	ChevronTexaco Corp.	167,100	8,774,421
	ConocoPhillips	54,400	4,723,552
	Devon Energy Corp.	38,300	1,490,636
	El Paso Corp.	50,700	527,280
	EOG Resources, Inc.	9,400	670,784
	Exxon Mobil Corp.	508,700	26,075,962
	Kerr-McGee Corp.	12,000	693,480
	Kinder Morgan, Inc.	9,800	716,674
	Marathon Oil Corp.	27,300	1,026,753
	Occidental Petroleum Corp.	31,100	1,814,996
	Sunoco, Inc.	5,800	473,918
	Unocal Corp.	20,800	899,392
	Valero Energy Corp.	20,200	917,080
	Williams Companies, Inc.	43,900	715,131

5

		Shares	Value ($)*
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	XTO Energy, Inc.	20,500	725,290
		Oil & Gas Total	55,073,007
		ENERGY TOTAL	63,705,072
FINANCIALS – 20.6%
Capital Markets – 2.8%
	Bank of New York Co., Inc.	61,300	2,048,646
	Bear Stearns Companies, Inc.	8,100	828,711
	Charles Schwab Corp.	106,200	1,270,152
	E*TRADE Financial Corp. (a)	29,300	438,035
	Federated Investors, Inc., Class B	8,500	258,400
	Franklin Resources, Inc.	19,700	1,372,105
	Goldman Sachs Group, Inc.	38,200	3,974,328
	Janus Capital Group, Inc.	18,600	312,666
	Lehman Brothers Holdings, Inc.	21,200	1,854,576
	Mellon Financial Corp.	33,400	1,039,074
	Merrill Lynch & Co., Inc.	73,400	4,387,118
	Morgan Stanley	86,300	4,791,376
	Northern Trust Corp.	17,300	840,434
	State Street Corp.	26,300	1,291,856
	T. Rowe Price Group, Inc.	10,100	628,220
		Capital Markets Total	25,335,697
Commercial Banks – 6.0%
	AmSouth Bancorp	28,000	725,200
	Bank of America Corp. (b)	318,500	14,966,315
	BB&T Corp.	43,600	1,833,380
	Comerica, Inc.	13,400	817,668
	Compass Bancshares, Inc.	9,700	472,099
	Fifth Third Bancorp	44,300	2,094,504
	First Horizon National Corp.	9,700	418,167
	Huntington Bancshares, Inc.	18,200	450,996
	KeyCorp	32,100	1,088,190
	M&T Bank Corp.	9,200	992,128
	Marshall & Ilsley Corp.	17,600	777,920
	National City Corp.	53,400	2,005,170
	North Fork Bancorporation, Inc.	37,100	1,070,335
	PNC Financial Services Group, Inc.	22,300	1,280,912
	Regions Financial Corp.	36,700	1,306,153
	SunTrust Banks, Inc.	29,200	2,157,296
	Synovus Financial Corp.	24,400	697,352

6

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	US Bancorp	147,200	4,610,304
	Wachovia Corp.	126,500	6,653,900
	Wells Fargo & Co.	133,400	8,290,810
	Zions Bancorp	7,100	483,013
		Commercial Banks Total	53,191,812
Consumer Finance – 1.4%
	American Express Co.	99,000	5,580,630
	Capital One Financial Corp.	19,100	1,608,411
	MBNA Corp.	100,800	2,841,552
	Providian Financial Corp. (a)	23,100	380,457
	SLM Corp.	33,900	1,809,921
		Consumer Finance Total	12,220,971
Diversified Financial Services – 3.7%
	CIT Group, Inc.	16,600	760,612
	Citigroup, Inc.	409,200	19,715,256
	JPMorgan Chase & Co.	280,900	10,957,909
	Moody’s Corp.	11,700	1,016,145
	Principal Financial Group	24,200	990,748
		Diversified Financial Services Total	33,440,670
Insurance – 4.2%
	ACE Ltd.	22,400	957,600
	Aflac, Inc.	39,900	1,589,616
	Allstate Corp.	54,100	2,798,052
	Ambac Financial Group, Inc.	8,600	706,318
	American International Group, Inc.	205,400	13,488,618
	Aon Corp.	25,000	596,500
	Chubb Corp.	15,100	1,161,190
	Cincinnati Financial Corp.	13,300	588,658
	Hartford Financial Services Group, Inc.	23,200	1,607,992
	Jefferson-Pilot Corp.	10,800	561,168
	Lincoln National Corp.	13,800	644,184
	Loews Corp.	14,600	1,026,380
	Marsh & McLennan Companies, Inc.	41,600	1,368,640
	MBIA, Inc.	11,100	702,408
	MetLife, Inc.	58,700	2,377,937
	Progressive Corp.	15,800	1,340,472
	Prudential Financial, Inc.	40,500	2,225,880
	SAFECO Corp.	10,000	522,400
	St. Paul Travelers Companies, Inc.	52,800	1,957,296
	Torchmark Corp.	8,500	485,690

7

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	UnumProvident Corp.	23,400	419,796
	XL Capital Ltd., Class A	10,900	846,385
		Insurance Total	37,973,180
Real Estate – 0.6%
	Apartment Investment & Management Co., Class A, REIT	7,500	289,050
	Archstone-Smith Trust, REIT	15,400	589,820
	Equity Office Properties Trust, REIT	31,800	926,016
	Equity Residential Property Trust, REIT	22,300	806,814
	Plum Creek Timber Co., Inc., REIT	14,500	557,380
	ProLogis Trust, REIT	14,500	628,285
	Simon Property Group, Inc., REIT	17,400	1,125,258
		Real Estate Total	4,922,623
Thrifts & Mortgage Finance – 1.9%
	Countrywide Financial Corp.	45,800	1,695,058
	Fannie Mae	76,300	5,433,323
	Freddie Mac	54,400	4,009,280
	Golden West Financial Corp.	24,100	1,480,222
	MGIC Investment Corp.	7,600	523,716
	Sovereign Bancorp, Inc.	27,200	613,360
	Washington Mutual, Inc.	68,800	2,908,864
		Thrifts & Mortgage Finance Total	16,663,823
		FINANCIALS TOTAL	183,748,776
HEALTH CARE – 12.6%
Biotechnology – 1.3%
	Amgen, Inc. (a)	100,200	6,427,830
	Applera Corp. - Applied Biosystems Group	15,500	324,105
	Biogen Idec, Inc. (a)	26,300	1,751,843
	Chiron Corp. (a)	14,700	489,951
	Genzyme Corp. (a)	19,500	1,132,365
	Gilead Sciences, Inc. (a)	34,100	1,193,159
	MedImmune, Inc. (a)	19,600	531,356
		Biotechnology Total	11,850,609
Health Care Equipment & Supplies – 2.2%
	Bausch & Lomb, Inc.	4,200	270,732
	Baxter International, Inc.	48,600	1,678,644
	Becton, Dickinson & Co.	20,000	1,136,000
	Biomet, Inc.	20,000	867,800

8

		Shares	Value ($)*
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Boston Scientific Corp. (a)	66,600	2,367,630
	C.R. Bard, Inc.	8,300	531,034
	Fisher Scientific International, Inc. (a)	9,200	573,896
	Guidant Corp.	25,100	1,809,710
	Hospira, Inc. (a)	12,300	412,050
	Medtronic, Inc.	95,300	4,733,551
	Millipore Corp. (a)	3,900	194,259
	PerkinElmer, Inc.	10,100	227,149
	St. Jude Medical, Inc. (a)	28,200	1,182,426
	Stryker Corp.	31,700	1,529,525
	Thermo Electron Corp. (a)	12,600	380,394
	Waters Corp. (a)	9,500	444,505
	Zimmer Holdings, Inc. (a)	19,300	1,546,316
		Health Care Equipment & Supplies Total	19,885,621
Health Care Providers & Services – 2.3%
	Aetna, Inc.	11,600	1,447,100
	AmerisourceBergen Corp.	8,300	487,044
	Cardinal Health, Inc.	34,100	1,982,915
	Caremark Rx, Inc. (a)	35,800	1,411,594
	CIGNA Corp.	10,600	864,642
	Express Scripts, Inc. (a)	6,000	458,640
	HCA, Inc.	33,200	1,326,672
	Health Management Associates, Inc., Class A	19,200	436,224
	Humana, Inc. (a)	12,600	374,094
	IMS Health, Inc.	18,300	424,743
	Laboratory Corp. Of America Holdings (a)	10,900	543,038
	Manor Care, Inc.	6,800	240,924
	McKesson Corp.	23,200	729,872
	Medco Health Solutions, Inc. (a)	21,500	894,400
	Quest Diagnostics, Inc.	8,000	764,400
	Tenet Healthcare Corp. (a)	36,800	404,064
	UnitedHealth Group, Inc.	51,500	4,533,545
	WellPoint Health Networks, Inc. (a)	23,300	2,679,500
		Health Care Providers & Services Total	20,003,411
Pharmaceuticals – 6.8%
	Abbott Laboratories	122,800	5,728,620
	Allergan, Inc.	10,400	843,128
	Bristol-Myers Squibb Co.	153,400	3,930,108
	Eli Lilly & Co.	89,200	5,062,100

9

		Shares	Value ($)*
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Forest Laboratories, Inc. (a)	29,100	1,305,426
	Johnson & Johnson	234,000	14,840,280
	King Pharmaceuticals, Inc. (a)	19,000	235,600
	Merck & Co., Inc.	174,900	5,621,286
	Mylan Laboratories, Inc.	21,200	374,816
	Pfizer, Inc.	593,900	15,969,971
	Schering-Plough Corp.	116,100	2,424,168
	Watson Pharmaceuticals, Inc. (a)	8,600	282,166
	Wyeth	105,200	4,480,468
		Pharmaceuticals Total	61,098,137
		HEALTH CARE TOTAL	112,837,778
INDUSTRIALS – 11.7%
Aerospace & Defense – 2.0%
	Boeing Co.	66,200	3,427,174
	General Dynamics Corp.	15,800	1,652,680
	Goodrich Corp.	9,400	306,816
	Honeywell International, Inc.	67,800	2,400,798
	L-3 Communications Holdings, Inc.	9,100	666,484
	Lockheed Martin Corp.	34,900	1,938,695
	Northrop Grumman Corp.	29,000	1,576,440
	Raytheon Co.	35,600	1,382,348
	Rockwell Collins, Inc.	13,900	548,216
	United Technologies Corp.	40,300	4,165,005
		Aerospace & Defense Total	18,064,656
Air Freight & Logistics – 1.1%
	FedEx Corp.	23,700	2,334,213
	Ryder System, Inc.	5,100	243,627
	United Parcel Service, Inc., Class B	88,400	7,554,664
		Air Freight & Logistics Total	10,132,504
Airlines – 0.1%
	Delta Air Lines, Inc. (a)	10,200	76,296
	Southwest Airlines Co.	61,500	1,001,220
		Airlines Total	1,077,516
Building Products – 0.2%
	American Standard Companies, Inc. (a)	16,900	698,308
	Masco Corp.	35,300	1,289,509
		Building Products Total	1,987,817

10

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 1.0%
	Allied Waste Industries, Inc. (a)	25,100	232,928
	Apollo Group, Inc., Class A (a)	14,600	1,178,366
	Avery Dennison Corp.	8,700	521,739
	Cendant Corp.	83,000	1,940,540
	Cintas Corp.	13,500	592,110
	Equifax, Inc.	10,700	300,670
	H&R Block, Inc.	13,000	637,000
	Monster Worldwide, Inc. (a)	9,400	316,216
	Pitney Bowes, Inc.	18,200	842,296
	R.R. Donnelley & Sons Co.	17,300	610,517
	Robert Half International, Inc.	13,700	403,191
	Waste Management, Inc.	45,100	1,350,294
		Commercial Services & Supplies Total	8,925,867
Construction & Engineering – 0.1%
	Fluor Corp.	6,600	359,766
		Construction & Engineering Total	359,766
Electrical Equipment – 0.4%
	American Power Conversion Corp.	15,100	323,140
	Cooper Industries Ltd.	7,200	488,808
	Emerson Electric Co.	33,100	2,320,310
	Power-One, Inc. (a)	6,600	58,872
	Rockwell Automation, Inc.	14,500	718,475
		Electrical Equipment Total	3,909,605
Industrial Conglomerates – 4.7%
	3M Co.	61,400	5,039,098
	General Electric Co.	833,700	30,430,050
	Textron, Inc.	10,800	797,040
	Tyco International Ltd.	158,600	5,668,364
		Industrial Conglomerates Total	41,934,552
Machinery – 1.5%
	Caterpillar, Inc.	26,900	2,623,019
	Cummins, Inc.	3,600	301,644
	Danaher Corp.	24,300	1,395,063
	Deere & Co.	19,600	1,458,240
	Dover Corp.	16,000	671,040
	Eaton Corp.	12,000	868,320
	Illinois Tool Works, Inc.	23,300	2,159,444
	Ingersoll-Rand Co., Ltd., Class A	13,600	1,092,080
	ITT Industries, Inc.	7,300	616,485
	Navistar International Corp. (a)	5,500	241,890

11

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Paccar, Inc.	13,700	1,102,576
	Pall Corp.	9,800	283,710
	Parker Hannifin Corp.	9,400	711,956
		Machinery Total	13,525,467
Road & Rail – 0.5%
	Burlington Northern Santa Fe Corp.	29,600	1,400,376
	CSX Corp.	16,900	677,352
	Norfolk Southern Corp.	31,200	1,129,128
	Union Pacific Corp.	20,500	1,378,625
		Road & Rail Total	4,585,481
Trading Companies & Distributors – 0.1%
	W.W. Grainger, Inc.	7,100	473,002
		Trading Companies & Distributors Total	473,002
		INDUSTRIALS TOTAL	104,976,233
INFORMATION TECHNOLOGY – 16.0%
Communications Equipment – 2.7%
	ADC Telecommunications, Inc. (a)	63,800	170,984
	Andrew Corp. (a)	12,700	173,101
	Avaya, Inc. (a)	36,100	620,920
	CIENA Corp. (a)	45,100	150,634
	Cisco Systems, Inc. (a)	519,200	10,020,560
	Comverse Technology, Inc. (a)	15,600	381,420
	Corning, Inc. (a)	110,600	1,301,762
	JDS Uniphase Corp. (a)	113,900	361,063
	Lucent Technologies, Inc. (a)	348,600	1,310,736
	Motorola, Inc.	192,000	3,302,400
	QUALCOMM, Inc.	129,200	5,478,080
	Scientific-Atlanta, Inc.	12,100	399,421
	Tellabs, Inc. (a)	36,400	312,676
		Communications Equipment Total	23,983,757
Computers & Peripherals – 3.9%
	Apple Computer, Inc. (a)	31,700	2,041,480
	Dell, Inc. (a)	195,900	8,255,226
	EMC Corp. (a)	189,000	2,810,430
	Gateway, Inc. (a)	29,500	177,295
	Hewlett-Packard Co.	238,100	4,992,957
	International Business Machines Corp.	131,300	12,943,554

12

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
	Lexmark International, Inc., Class A (a)	10,200	867,000
	NCR Corp. (a)	7,300	505,379
	Network Appliance, Inc. (a)	28,300	940,126
	QLogic Corp. (a)	7,300	268,129
	Seagate Technology, Escrow Shares (a)(c)	18,766	188
	Sun Microsystems, Inc. (a)	265,200	1,426,776
		Computers & Peripherals Total	35,228,540
Electronic Equipment & Instruments – 0.4%
	Agilent Technologies, Inc. (a)	38,300	923,030
	Jabil Circuit, Inc. (a)	15,900	406,722
	Molex, Inc.	14,900	447,000
	Sanmina-SCI Corp. (a)	41,100	348,117
	Solectron Corp. (a)	76,600	408,278
	Symbol Technologies, Inc.	19,000	328,700
	Tektronix, Inc.	7,100	214,491
		Electronic Equipment & Instruments Total	3,076,338
Internet Software & Services – 0.5%
	Yahoo!, Inc. (a)	108,400	4,084,512
		Internet Software & Services Total	4,084,512
IT Services – 1.1%
	Affiliated Computer Services, Inc., Class A (a)	10,100	607,919
	Automatic Data Processing, Inc.	45,900	2,035,665
	Computer Sciences Corp. (a)	14,900	839,913
	Convergys Corp. (a)	11,200	167,888
	Electronic Data Systems Corp.	40,500	935,550
	First Data Corp.	65,400	2,782,116
	Fiserv, Inc. (a)	15,400	618,926
	Paychex, Inc.	29,800	1,015,584
	Sabre Holdings Corp., Class A	10,700	237,112
	SunGard Data Systems, Inc. (a)	22,800	645,924
	Unisys Corp. (a)	26,500	269,770
		IT Services Total	10,156,367
Office Electronics – 0.1%
	Xerox Corp. (a)	75,200	1,279,152
		Office Electronics Total	1,279,152
Semiconductors & Semiconductor Equipment – 3.0%
	Advanced Micro Devices, Inc. (a)	30,400	669,408
	Altera Corp. (a)	29,400	608,580

13

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Analog Devices, Inc.	29,600	1,092,832
	Applied Materials, Inc. (a)	133,900	2,289,690
	Applied Micro Circuits Corp. (a)	24,300	102,303
	Broadcom Corp., Class A (a)	25,900	836,052
	Freescale Semiconductor, Inc., Class B (a)	30,700	563,652
	Intel Corp.	498,600	11,662,254
	KLA-Tencor Corp. (a)	15,400	717,332
	Linear Technology Corp.	24,200	937,992
	LSI Logic Corp. (a)	30,400	166,592
	Maxim Integrated Products, Inc.	25,600	1,085,184
	Micron Technology, Inc. (a)	48,300	596,505
	National Semiconductor Corp.	28,200	506,190
	Novellus Systems, Inc. (a)	11,000	306,790
	NVIDIA Corp. (a)	13,100	308,636
	PMC-Sierra, Inc. (a)	14,100	158,625
	Teradyne, Inc. (a)	15,300	261,171
	Texas Instruments, Inc.	136,300	3,355,706
	Xilinx, Inc.	27,500	815,375
		Semiconductors & Semiconductor Equipment Total	27,040,869
Software – 4.3%
	Adobe Systems, Inc.	18,800	1,179,512
	Autodesk, Inc.	18,000	683,100
	BMC Software, Inc. (a)	17,500	325,500
	Citrix Systems, Inc. (a)	13,400	328,702
	Computer Associates International, Inc.	46,200	1,434,972
	Compuware Corp. (a)	30,500	197,335
	Electronic Arts, Inc. (a)	24,100	1,486,488
	Intuit, Inc. (a)	14,800	651,348
	Mercury Interactive Corp. (a)	6,700	305,185
	Microsoft Corp.	857,300	22,898,483
	Novell, Inc. (a)	29,600	199,800
	Oracle Corp. (a)	404,400	5,548,368
	Parametric Technology Corp. (a)	21,200	124,868
	Siebel Systems, Inc. (a)	40,100	421,050
	Symantec Corp. (a)	50,000	1,288,000

14

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	VERITAS Software Corp. (a)	33,300	950,715
		Software Total	38,023,426
		INFORMATION TECHNOLOGY TOTAL	142,872,961
MATERIALS – 3.1%
Chemicals – 1.7%
	Air Products & Chemicals, Inc.	17,900	1,037,663
	Dow Chemical Co.	74,400	3,683,544
	E.I. du Pont de Nemours & Co.	78,300	3,840,615
	Eastman Chemical Co.	6,100	352,153
	Ecolab, Inc.	20,300	713,139
	Engelhard Corp.	9,600	294,432
	Great Lakes Chemical Corp.	4,000	113,960
	Hercules, Inc. (a)	8,800	130,680
	International Flavors & Fragrances, Inc.	7,400	317,016
	Monsanto Co.	20,800	1,155,440
	PPG Industries, Inc.	13,600	926,976
	Praxair, Inc.	25,600	1,130,240
	Rohm & Haas Co.	17,700	782,871
	Sigma-Aldrich Corp.	5,400	326,484
		Chemicals Total	14,805,213
Construction Materials – 0.0%
	Vulcan Materials Co., Inc.	8,100	442,341
		Construction Materials Total	442,341
Containers & Packaging – 0.2%
	Ball Corp.	8,900	391,422
	Bemis Co., Inc.	8,400	244,356
	Pactiv Corp. (a)	11,700	295,893
	Sealed Air Corp. (a)	6,600	351,582
	Temple-Inland, Inc.	4,400	300,960
		Containers & Packaging Total	1,584,213
Metals & Mining – 0.7%
	Alcoa, Inc.	68,600	2,155,412
	Allegheny Technologies, Inc.	7,500	162,525
	Freeport-McMoRan Copper & Gold, Inc., Class B	14,100	539,043
	Newmont Mining Corp.	35,000	1,554,350
	Nucor Corp.	12,500	654,250
	Phelps Dodge Corp.	7,500	741,900
	United States Steel Corp.	9,000	461,250
		Metals & Mining Total	6,268,730

15

		Shares	Value ($)*
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.5%
	Georgia-Pacific Corp.	20,300	760,844
	International Paper Co.	38,400	1,612,800
	Louisiana-Pacific Corp.	8,700	232,638
	MeadWestvaco Corp.	16,000	542,240
	Weyerhaeuser Co.	18,900	1,270,458
		Paper & Forest Products Total	4,418,980
		MATERIALS TOTAL	27,519,477
TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 3.0%
	ALLTEL Corp.	24,000	1,410,240
	AT&T Corp.	62,800	1,196,968
	BellSouth Corp.	144,400	4,012,876
	CenturyTel, Inc.	10,600	375,982
	Citizens Communications Co.	26,500	365,435
	Qwest Communications International, Inc. (a)	143,200	635,808
	SBC Communications, Inc.	261,400	6,736,278
	Sprint Corp.	116,000	2,882,600
	Verizon Communications, Inc.	218,300	8,843,333
		Diversified Telecommunication Services Total	26,459,520
Wireless Telecommunication Services – 0.3%
	Nextel Communications, Inc., Class A (a)	87,600	2,628,000
		Wireless Telecommunication Services Total	2,628,000
		TELECOMMUNICATION SERVICES TOTAL	29,087,520
UTILITIES – 2.9%
Electric Utilities – 2.0%
	Allegheny Energy Inc. (a)	10,800	212,868
	Ameren Corp.	15,400	772,156
	American Electric Power Co., Inc.	31,200	1,071,408
	CenterPoint Energy, Inc.	24,300	274,590
	Cinergy Corp.	14,300	595,309
	Consolidated Edison, Inc.	19,100	835,625
	DTE Energy Co.	13,700	590,881
	Edison International	25,700	823,171
	Entergy Corp.	17,600	1,189,584
	Exelon Corp.	52,200	2,300,454
	FirstEnergy Corp.	26,000	1,027,260
	FPL Group, Inc.	14,600	1,091,350

16

		Shares	Value ($)*
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	PG&E Corp. (a)	31,800	1,058,304
	Pinnacle West Capital Corp.	7,200	319,752
	PPL Corp.	14,900	793,872
	Progress Energy, Inc.	19,500	882,180
	Southern Co.	58,300	1,954,216
	TECO Energy, Inc.	15,700	240,838
	TXU Corp.	18,900	1,220,184
	Xcel Energy, Inc.	31,600	575,120
		Electric Utilities Total	17,829,122
Gas Utilities – 0.1%
	KeySpan Corp.	12,700	501,015
	Nicor, Inc.	3,500	129,290
	NiSource, Inc.	21,300	485,214
	Peoples Energy Corp.	3,000	131,850
		Gas Utilities Total	1,247,369
Multi-Utilities & Unregulated Power – 0.8%
	AES Corp. (a)	51,200	699,904
	Calpine Corp. (a)	42,100	165,874
	CMS Energy Corp. (a)	15,400	160,930
	Constellation Energy Group, Inc.	13,900	607,569
	Dominion Resources, Inc.	26,100	1,768,014
	Duke Energy Corp.	75,400	1,909,882
	Dynegy, Inc., Class A (a)	30,000	138,600
	Public Service Enterprise Group, Inc.	18,700	968,099
	Sempra Energy	18,400	674,912
		Multi-Utilities & Unregulated Power Total	7,093,784
		UTILITIES TOTAL	26,170,275
	Total Common Stocks (cost of $761,813,007)		890,120,647
Investment Management Company – 0.9%
	SPDR Trust Series 1	66,900	8,086,203
	Total Investment Management Company (cost of $7,656,155)		8,086,203

Par ($)
Short-Term Obligation – 0.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Bond maturing 02/15/26, market value of $116,406 (repurchase proceeds $110,014)	110,000	110,000

17

Total Short-Term Obligation (cost of $110,000)	110,000
Total Investments – 100.5% (cost of $769,579,162)(d)(e)	898,316,850
Other Assets & Liabilities, Net – (0.5)%	(4,382,002)
Net Assets – 100.0%	893,934,848

Notes to Investment Portfolio:

*                 Security Valuation

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)          Non-income producing security.

(b)         Investments in Affiliates during the nine months ended December 31, 2004:

Security Name: Bank of America Corp., effective April 1, 2004, the parent company of the Investment Advisor.

Shares as of 04/30/04:	120,812

Shares purchased:	7,200
Shares sold:	27,200
Shares acquired from merger:	49,588
Shares acquired through 2 For 1 stock split:	168,100

Shares as of 12/31/04:	318,500

Net realized gain:	$866,694

Dividend income earned:	$431,910

Value at end of period:	$14,966,315

(c)          Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)         Cost for federal income tax purposes is $769,579,162.

(e)          Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$218,750,956	$(90,013,268)	$128,737,688

Acronym	Name

REIT	Real Estate Investment Trust

18

INVESTMENT PORTFOLIO

December 31, 2004 (unaudited)	Columbia Small Company Index Fund

		Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 17.2%
Auto Components – 0.3%
	Midas, Inc. (a)	10,400	208,000
	Standard Motor Products, Inc.	13,000	205,400
	Superior Industries International, Inc.	16,100	467,705
		Auto Components Total	881,105
Automobiles – 0.6%
	Coachmen Industries, Inc.	10,300	178,808
	Fleetwood Enterprises, Inc. (a)	36,500	491,290
	Monaco Coach Corp.	19,300	397,001
	Winnebago Industries, Inc.	22,100	863,226
		Automobiles Total	1,930,325
Distributors – 0.0%
	Advanced Marketing Services, Inc.	12,500	125,750
		Distributors Total	125,750
Hotels, Restaurants & Leisure – 3.8%
	Argosy Gaming Co. (a)	19,400	905,980
	Aztar Corp. (a)	22,800	796,176
	Bally Total Fitness Holding Corp. (a)	22,400	94,976
	CEC Entertainment, Inc. (a)	23,900	955,283
	IHOP Corp.	13,100	548,759
	Jack in the Box, Inc. (a)	24,200	892,254
	Landry’s Restaurants, Inc.	17,400	505,644
	Lone Star Steakhouse & Saloon	13,400	375,200
	Marcus Corp.	19,800	497,772
	Multimedia Games, Inc. (a)	18,500	291,560
	O’Charleys, Inc. (a)	14,000	273,700
	P.F. Chang’s China Bistro, Inc. (a)	17,000	957,950
	Panera Bread Co. (a)	19,900	802,368
	Papa John’s International, Inc. (a)	11,000	378,840
	Pinnacle Entertainment, Inc. (a)	26,200	518,236
	Rare Hospitality International, Inc. (a)	22,400	713,664
	Ryan’s Restaurant Group, Inc. (a)	27,400	422,508
	Shuffle Master, Inc. (a)	15,200	715,920
	Sonic Corp. (a)	39,500	1,204,750
	Steak n Shake Co.	18,200	365,456
	Triarc Companies, Inc.	42,400	519,824
	WMS Industries, Inc. (a)	20,100	674,154
		Hotels, Restaurants & Leisure Total	13,410,974
Household Durables – 3.2%
	Applica, Inc. (a)	15,800	95,590

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
	Bassett Furniture Industries, Inc.	7,700	151,113
	Champion Enterprises, Inc. (a)	47,100	556,722
	Department 56, Inc. (a)	8,900	148,185
	Enesco Group, Inc. (a)	9,500	76,760
	Ethan Allen Interiors, Inc.	23,600	944,472
	Fedders Corp.	19,900	72,038
	Interface, Inc., Class A (a)	34,200	340,974
	La-Z-Boy, Inc.	34,200	525,654
	Libbey, Inc.	9,100	202,111
	M.D.C. Holdings, Inc.	21,200	1,832,528
	Meritage Corp. (a)	8,400	946,680
	National Presto Industries, Inc.	4,500	204,750
	NVR, Inc. (a)	4,200	3,231,480
	Russ Berrie & Co., Inc.	13,700	312,908
	Skyline Corp.	5,500	224,400
	Standard-Pacific Corp.	22,000	1,411,080
	Vialta, Inc. (a)	1	—
		Household Durables Total	11,277,445
Internet & Catalog Retail – 0.2%
	Insight Enterprises, Inc. (a)	32,000	656,640
	J Jill Group, Inc. (a)	13,200	196,548
		Internet & Catalog Retail Total	853,188
Leisure Equipment & Products – 1.5%
	Action Performance Companies, Inc.	12,100	132,979
	Arctic Cat, Inc.	13,400	355,368
	JAKKS Pacific, Inc. (a)	17,200	380,292
	K2, Inc. (a)	30,700	487,516
	Meade Instruments Corp. (a)	13,100	44,933
	Nautilus Group, Inc.	21,600	522,072
	Polaris Industries, Inc.	28,100	1,911,362
	SCP Pool Corp.	34,300	1,094,170
	Sturm Ruger & Co., Inc.	17,700	159,831
		Leisure Equipment & Products Total	5,088,523
Media – 0.6%
	4Kids Entertainment, Inc. (a)	8,800	184,976
	ADVO, Inc.	20,100	716,565
	Arbitron, Inc. (a)	20,400	799,272
	Thomas Nelson, Inc.	9,700	219,220
		Media Total	1,920,033

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – 0.2%
	Fred’s, Inc.	25,800	448,920
	ShopKo Stores, Inc. (a)	19,300	360,524
		Multiline Retail Total	809,444
	Specialty Retail – 4.9%
	Aaron Rents, Inc.	32,700	817,500
	Building Material Holding Corp.	9,000	344,610
	Burlington Coat Factory Warehouse Corp.	29,300	665,110
	Cato Corp., Class A	13,600	391,952
	Children’s Place Retail Stores, Inc. (a)	17,700	655,431
	Christopher & Banks Corp.	23,500	433,575
	Cost Plus, Inc. (a)	14,300	459,459
	Dress Barn, Inc. (a)	19,600	344,960
	Electronics Boutique Holdings Corp. (a)	16,000	687,040
	GameStop Corp., Class B (a)	33,300	746,253
	Genesco, Inc. (a)	14,500	451,530
	Goody’s Family Clothing, Inc.	21,500	196,510
	Group 1 Automotive, Inc. (a)	15,200	478,800
	Guitar Center, Inc. (a)	16,600	874,654
	Gymboree Corp. (a)	20,200	258,964
	Hancock Fabrics, Inc.	12,400	128,588
	Haverty Furniture Companies, Inc.	14,900	275,650
	Hibbett Sporting Goods, Inc. (a)	15,400	409,794
	Hot Topic, Inc. (a)	30,500	524,295
	Jo-Ann Stores, Inc. (a)	14,901	410,374
	Linens ‘N Things, Inc. (a)	29,700	736,560
	Men’s Wearhouse, Inc. (a)	23,500	751,060
	Movie Gallery, Inc.	20,400	389,028
	Pep Boys-Manny Moe & Jack, Inc.	37,600	641,832
	Select Comfort Corp. (a)	24,300	435,942
	Sonic Automotive, Inc.	27,200	674,560
	Stage Stores, Inc. (a)	11,700	485,784
	Stein Mart, Inc. (a)	27,900	475,974
	TBC Corp. (a)	14,600	405,880
	Too, Inc. (a)	22,700	555,242
	Tractor Supply Co. (a)	25,200	937,692
	Zale Corp. (a)	34,100	1,018,567
		Specialty Retail Total	17,063,170
Textiles, Apparel & Luxury Goods – 1.9%
	Ashworth, Inc. (a)	8,800	95,832

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Brown Shoe Co., Inc.	12,000	357,960
	Fossil, Inc. (a)	46,700	1,197,388
	Haggar Corp.	4,700	110,351
	K-Swiss, Inc.	22,500	655,200
	Kellwood Co.	18,200	627,900
	Oshkosh B’Gosh, Inc., Class A	7,700	164,780
	Oxford Industries, Inc.	11,000	454,300
	Phillips-Van Heusen Corp.	20,400	550,800
	Quiksilver, Inc. (a)	37,400	1,114,146
	Russell Corp.	21,500	418,820
	Stride Rite Corp.	24,200	270,314
	Wolverine World Wide, Inc.	25,100	788,642
		Textiles, Apparel & Luxury Goods Total	6,806,433
		CONSUMER DISCRETIONARY TOTAL	60,166,390
CONSUMER STAPLES – 3.3%
Food & Staples Retailing – 1.0%
	Casey’s General Stores, Inc.	32,900	597,135
	Great Atlantic & Pacific Tea Co., Inc. (a)	25,300	259,325
	Longs Drug Stores Corp.	24,800	683,736
	Nash Finch Co.	8,200	309,632
	Performance Food Group Co. (a)	30,700	826,137
	United Natural Foods, Inc. (a)	26,300	817,930
		Food & Staples Retailing Total	3,493,895
Food Products – 1.6%
	American Italian Pasta Co., Inc.	11,900	276,675
	Corn Products International, Inc.	23,900	1,280,084
	Delta & Pine Land Co.	25,300	690,184
	Flowers Foods, Inc.	28,400	896,872
	Hain Celestial Group, Inc. (a)	24,000	496,080
	J&J Snack Foods Corp.	5,900	289,277
	Lance, Inc.	19,400	369,182
	Ralcorp Holdings, Inc. (a)	19,200	805,056
	Sanderson Farms, Inc.	13,100	566,968
		Food Products Total	5,670,378
Household Products – 0.3%
	Rayovac Corp. (a)	22,700	693,712
	WD-40 Co.	10,900	309,669
		Household Products Total	1,003,381

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.4%
	Natures Sunshine Products, Inc.	10,100	205,636
	NBTY, Inc. (a)	43,900	1,054,039
		Personal Products Total	1,259,675
Tobacco – 0.0%
	DIMON, Inc.	29,700	199,584
		Tobacco Total	199,584
		CONSUMER STAPLES TOTAL	11,626,913
ENERGY – 5.6%
Energy Equipment & Services – 2.7%
	Atwood Oceanics, Inc. (a)	9,900	515,790
	CAL Dive International, Inc. (a)	25,200	1,026,900
	CARBO Ceramics, Inc.	10,500	724,500
	Dril-Quip, Inc. (a)	11,400	276,564
	Hydril Co. (a)	15,200	691,752
	Input/Output, Inc. (a)	50,900	449,956
	Lone Star Technologies, Inc. (a)	19,100	639,086
	Maverick Tube Corp. (a)	28,000	848,400
	Oceaneering International, Inc. (a)	16,800	626,976
	Offshore Logistics, Inc. (a)	15,300	496,791
	SEACOR Holdings, Inc. (a)	12,000	640,800
	Tetra Technologies, Inc. (a)	14,700	416,010
	Unit Corp. (a)	30,100	1,150,121
	Veritas DGC, Inc. (a)	22,000	493,020
	W-H Energy Services, Inc. (a)	18,200	406,952
		Energy Equipment & Services Total	9,403,618
Oil & Gas – 2.9%
	Cabot Oil & Gas Corp., Class A	21,700	960,225
	Cimarex Energy Co. (a)	27,300	1,034,670
	Frontier Oil Corp.	17,700	471,882
	Patina Oil & Gas Corp.	46,400	1,740,000
	Petroleum Development Corp. (a)	10,900	420,413
	Remington Oil & Gas Corp. (a)	18,200	495,950
	Southwestern Energy Co. (a)	23,800	1,206,422
	Spinnaker Exploration Co. (a)	22,300	782,061
	St. Mary Land & Exploration Co.	18,800	784,712
	Stone Energy Corp. (a)	17,500	789,075
	Swift Energy Co. (a)	18,400	532,496

		Shares	Value ($)*
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	Vintage Petroleum, Inc.	43,200	980,208
		Oil & Gas Total	10,198,114
		ENERGY TOTAL	19,601,732
FINANCIALS – 15.4%
Capital Markets – 0.3%
	Investment Technology Group, Inc. (a)	27,500	550,000
	Piper Jaffray Companies, Inc. (a)	13,100	628,145
		Capital Markets Total	1,178,145
Commercial Banks – 6.1%
	Boston Private Financial Holdings, Inc.	18,100	509,877
	Chittenden Corp.	30,400	873,392
	Community Bank System, Inc.	20,100	567,825
	East-West Bancorp, Inc.	34,400	1,443,424
	First Bancorp. Puerto Rico	26,500	1,683,015
	First Midwest Bancorp, Inc.	30,500	1,106,845
	First Republic Bank	10,800	572,400
	Gold Banc Corp., Inc.	26,400	385,968
	Hudson United BanCorp	29,500	1,161,710
	Irwin Financial Corp.	18,600	528,054
	Nara Bancorp, Inc.	15,300	325,431
	PrivateBancorp, Inc.	13,300	428,659
	Provident Bankshares Corp.	21,800	792,866
	Republic Bancorp, Inc.	46,300	707,464
	Riggs National Corp.	20,800	442,208
	South Financial Group, Inc.	46,700	1,519,151
	Southwest Bancorporation of Texas, Inc.	46,000	1,071,340
	Sterling Bancshares, Inc.	29,500	420,965
	Susquehanna Bancshares, Inc.	30,600	763,470
	TrustCo Bank Corp.	48,900	674,331
	UCBH Holdings, Inc.	29,900	1,370,018
	Umpqua Holdings Corp.	29,300	738,653
	United Bankshares, Inc.	28,300	1,079,645
	Whitney Holding Corp.	27,600	1,241,724
	Wintrust Financial Corp.	14,200	808,832
		Commercial Banks Total	21,217,267
Consumer Finance – 0.3%
	Cash America International, Inc.	18,800	558,924
	Rewards Network, Inc. (a)	16,300	114,100

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – (continued)
	World Acceptance Corp. (a)	12,300	338,373
		Consumer Finance Total	1,011,397
Diversified Financial Services – 0.2%
	Financial Federal Corp. (a)	11,400	446,880
	SWS Group, Inc.	11,300	247,696
		Diversified Financial Services Total	694,576
Insurance – 2.3%
	Delphi Financial Group, Inc., Class A	20,800	959,920
	Hilb Rogal & Hobbs Co.	23,600	855,264
	LandAmerica Financial Group, Inc.	11,700	630,981
	Philadelphia Consolidated Holding Co. (a)	14,600	965,644
	Presidential Life Corp.	19,300	327,328
	ProAssurance Corp. (a)	19,200	750,912
	RLI Corp.	16,600	690,062
	SCPIE Holdings, Inc. (a)	6,500	64,350
	Selective Insurance Group, Inc.	18,200	805,168
	Stewart Information Services Corp.	11,900	495,635
	UICI	30,000	1,017,000
	Zenith National Insurance Corp.	12,700	632,968
		Insurance Total	8,195,232
Real Estate – 3.4%
	Capital Automotive, REIT	28,200	1,001,805
	Colonial Properties Trust	18,000	706,860
	Commercial Net Lease Realty, Inc., REIT	34,100	702,460
	CRT Properties, Inc.	20,500	489,130
	Entertainment Properties Trust, REIT	16,700	743,985
	Essex Property Trust, Inc., REIT	15,100	1,265,380
	Gables Residential Trust	19,200	687,168
	Glenborough Realty Trust, Inc.	21,000	446,880
	Kilroy Realty Corp., REIT	18,700	799,425
	Lexington Corporate Properties Trust	31,800	718,044
	New Century Financial Corp.	35,900	2,294,369
	Parkway Properties, Inc., REIT	7,500	380,625
	Shurgard Storage Centers, Inc., Class A, REIT	30,500	1,342,305
	Sovran Self Storage, Inc., REIT	10,400	438,256
		Real Estate Total	12,016,692
Thrifts & Mortgage Finance – 2.8%
	Anchor BanCorp Wisconsin, Inc.	15,100	440,165

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
	BankAtlantic Bancorp, Inc., Class A	39,300	782,070
	Bankunited Financial Corp. (a)	19,700	629,415
	Brookline Bancorp, Inc.	38,900	634,848
	Commercial Federal Corp.	25,900	769,489
	Dime Community Bancshares	24,500	438,795
	Downey Financial Corp.	18,300	1,043,100
	FirstFed Financial Corp. (a)	10,800	560,196
	Flagstar BanCorp, Inc.	40,300	910,780
	Fremont General Corp.	50,600	1,274,108
	MAF Bancorp, Inc.	22,100	990,522
	Sterling Financial Corp./Spokane (a)	15,000	588,900
	Waypoint Financial Corp.	22,000	623,700
		Thrifts & Mortgage Finance Total	9,686,088
		FINANCIALS TOTAL	53,999,397
HEALTH CARE – 12.1%
Biotechnology – 0.3%
	Arqule, Inc. (a)	19,000	110,010
	Enzo Biochem, Inc.	21,300	414,711
	Regeneron Pharmaceuticals, Inc. (a)	36,600	337,086
	Savient Pharmaceuticals, Inc. (a)	39,700	107,587
		Biotechnology Total	969,394
Health Care Equipment & Supplies – 5.8%
	Advanced Medical Optics, Inc. (a)	24,100	991,474
	American Medical Systems Holdings, Inc. (a)	22,200	928,182
	Analogic Corp.	9,000	403,110
	ArthroCare Corp. (a)	15,500	496,930
	Biolase Technology, Inc.	16,000	173,920
	Biosite, Inc. (a)	10,600	652,324
	CONMED Corp. (a)	19,600	557,032
	Cooper Companies, Inc.	21,500	1,517,685
	Cyberonics, Inc. (a)	15,700	325,304
	Datascope Corp.	9,700	384,993
	Diagnostic Products Corp.	19,200	1,056,960
	DJ Orthopedics, Inc. (a)	14,100	302,022
	Haemonetics Corp. (a)	16,700	604,707
	Hologic, Inc. (a)	13,500	370,845
	ICU Medical, Inc. (a)	8,900	243,326
	IDEXX Laboratories, Inc. (a)	22,100	1,206,439

		Shares	Value ($)*
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Immucor, Inc. (a)	29,500	693,545
	Integra LifeSciences Holdings Corp. (a)	18,900	697,977
	Invacare Corp.	20,500	948,330
	Kensey Nash Corp. (a)	7,500	258,975
	Mentor Corp.	28,100	948,094
	Merit Medical Systems, Inc. (a)	17,400	265,872
	Osteotech, Inc. (a)	11,300	62,150
	PolyMedica Corp.	18,000	671,220
	Possis Medical, Inc. (a)	11,900	160,412
	ResMed, Inc. (a)	22,300	1,139,530
	Respironics, Inc. (a)	23,100	1,255,716
	Sola International, Inc. (a)	21,200	583,848
	SurModics, Inc. (a)	11,500	373,865
	Sybron Dental Specialties, Inc. (a)	25,600	905,728
	Theragenics Corp. (a)	19,700	79,982
	Viasys Healthcare, Inc. (a)	20,400	387,600
	Vital Signs, Inc.	8,400	326,928
	Wilson Greatbatch Technologies, Inc. (a)	14,100	316,122
		Health Care Equipment & Supplies Total	20,291,147
Health Care Providers & Services – 5.0%
	Accredo Health, Inc. (a)	32,100	889,812
	Amedisys, Inc. (a)	10,000	323,900
	American Healthways, Inc. (a)	21,700	716,968
	AMERIGROUP Corp. (a)	16,400	1,240,824
	Amsurg Corp. (a)	19,200	567,168
	Centene Corp. (a)	27,000	765,450
	Cerner Corp. (a)	23,900	1,270,763
	Chemed Corp.	8,200	550,302
	Cross Country Healthcare, Inc. (a)	21,100	381,488
	Cryolife, Inc. (a)	15,300	108,171
	Curative Health Services, Inc. (a)	8,500	58,225
	Dendrite International, Inc. (a)	27,400	531,560
	Gentiva Health Services, Inc. (a)	15,800	264,176
	Hooper Holmes, Inc.	42,700	252,784
	LabOne, Inc. (a)	11,300	362,052
	LCA-Vision, Inc.	13,300	311,087
	NDC Health Corp.	23,600	438,724
	OCA, Inc. (a)	32,900	208,915
	Odyssey Healthcare, Inc. (a)	24,100	329,688
	Owens & Minor, Inc.	25,900	729,603

		Shares	Value ($)*
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	PAREXEL International Corp. (a)	17,100	347,130
	Pediatrix Medical Group, Inc. (a)	14,700	941,535
	Pharmaceutical Product Development, Inc. (a)	37,100	1,531,859
	Priority Healthcare Corp., Class B (a)	28,600	622,622
	Province Healthcare Co. (a)	32,700	730,845
	RehabCare Group, Inc. (a)	10,800	302,292
	SFBC International, Inc. (a)	9,700	383,150
	Sierra Health Services, Inc. (a)	17,300	953,403
	Sunrise Senior Living, Inc. (a)	13,400	621,224
	United Surgical Partners International, Inc. (a)	18,700	779,790
		Health Care Providers & Services Total	17,515,510
Pharmaceuticals – 1.0%
	Alpharma, Inc., Class A	34,600	586,470
	Bradley Pharmaceuticals, Inc. (a)	10,400	201,760
	Medicis Pharmaceutical Corp., Class A	35,900	1,260,449
	MGI Pharma, Inc. (a)	46,600	1,305,266
	Noven Pharmaceuticals, Inc. (a)	15,400	262,724
		Pharmaceuticals Total	3,616,669
		HEALTH CARE TOTAL	42,392,720
INDUSTRIALS – 19.6%
Aerospace & Defense – 2.6%
	AAR Corp. (a)	21,200	288,744
	Applied Signal Technology, Inc.	7,400	260,850
	Armor Holdings, Inc. (a)	21,800	1,025,036
	Ceradyne, Inc. (a)	10,700	612,147
	Cubic Corp.	17,600	442,992
	Curtiss-Wright Corp.	14,100	809,481
	DRS Technologies, Inc. (a)	17,900	764,509
	EDO Corp.	13,100	415,925
	Engineered Support Systems, Inc.	17,500	1,036,350
	Esterline Technologies Corp. (a)	16,100	525,665
	GenCorp, Inc.	34,800	646,236
	Kaman Corp., Class A	14,900	188,485
	Mercury Computer Systems, Inc. (a)	13,800	409,584
	Moog, Inc. (a)	16,900	766,415
	Teledyne Technologies, Inc. (a)	21,500	632,745

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	Triumph Group, Inc. (a)	10,400	410,800
		Aerospace & Defense Total	9,235,964
Air Freight & Logistics – 0.5%
	EGL, Inc. (a)	33,700	1,007,293
	Forward Air Corp. (a)	14,100	630,270
		Air Freight & Logistics Total	1,637,563
Airlines – 0.4%
	Frontier Airlines, Inc. (a)	23,400	266,994
	Mesa Air Group, Inc. (a)	20,700	164,358
	Skywest, Inc.	37,700	756,262
		Airlines Total	1,187,614
Building Products – 1.0%
	Apogee Enterprises, Inc.	17,900	240,039
	ElkCorp	13,100	448,282
	Griffon Corp. (a)	19,300	521,100
	Lennox International, Inc.	39,600	805,860
	Simpson Manufacturing Co., Inc.	31,300	1,092,370
	Universal Forest Products, Inc.	11,800	512,120
		Building Products Total	3,619,771
Commercial Services & Supplies – 4.1%
	ABM Industries, Inc.	31,900	629,068
	Administaff, Inc. (a)	16,700	210,587
	Angelica Corp.	5,900	159,595
	Bowne & Co., Inc.	23,500	382,110
	Brady Corp., Class A	15,900	994,863
	CDI Corp.	12,900	275,802
	Central Parking Corp.	24,000	363,600
	Coinstar, Inc. (a)	16,100	431,963
	Consolidated Graphics, Inc. (a)	9,000	413,100
	CPI Corp.	5,100	69,309
	G&K Services, Inc.	13,800	599,196
	Harland (John H.) Co.	18,300	660,630
	Heidrick & Struggles International, Inc. (a)	12,600	431,802
	Imagistics International, Inc. (a)	10,700	360,162
	Insurance Auto Auctions, Inc. (a)	7,600	170,392
	Ionics, Inc. (a)	15,000	650,100
	Labor Ready, Inc. (a)	27,600	466,992
	Mobile Mini, Inc. (a)	9,600	317,184
	NCO Group, Inc. (a)	21,100	545,435
	On Assignment, Inc. (a)	16,600	86,154

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	Pre-Paid Legal Services, Inc.	10,200	383,010
	PRG-Schultz International, Inc. (a)	40,700	204,721
	School Specialty, Inc. (a)	14,900	574,544
	Sourcecorp, Inc. (a)	10,400	198,744
	Spherion Corp. (a)	40,100	336,840
	Standard Register Co.	18,800	265,456
	Tetra Tech, Inc. (a)	37,000	619,380
	United Stationers, Inc. (a)	21,700	1,002,540
	Vertrue, Inc. (a)	6,600	249,282
	Viad Corp.	14,500	413,105
	Volt Information Sciences, Inc. (a)	10,000	293,900
	Waste Connections, Inc. (a)	31,500	1,078,875
	Watson Wyatt & Co. Holdings	21,300	574,035
		Commercial Services & Supplies Total	14,412,476
Construction & Engineering – 0.7%
	EMCOR Group, Inc. (a)	10,000	451,800
	Insituform Technologies, Inc., Class A (a)	17,600	398,992
	Shaw Group, Inc. (a)	42,100	751,485
	URS Corp. (a)	28,600	918,060
		Construction & Engineering Total	2,520,337
Electrical Equipment – 2.0%
	Acuity Brands, Inc.	27,900	887,220
	Artesyn Technologies, Inc. (a)	25,800	291,540
	Baldor Electric Co.	21,700	597,401
	C&D Technologies, Inc.	16,700	284,568
	Dionex Corp. (a)	13,700	776,379
	Intermagnetics General Corp. (a)	16,800	426,888
	MagneTek, Inc. (a)	18,700	129,030
	Regal-Beloit Corp.	16,100	460,460
	Roper Industries, Inc.	27,700	1,683,329
	Smith (A.O.) Corp.	19,400	580,836
	Vicor Corp.	27,600	361,836
	Woodward Governor Co.	7,400	529,914
		Electrical Equipment Total	7,009,401
Industrial Conglomerates – 0.2%
	Standex International Corp.	8,100	230,769
	Tredegar Corp.	25,300	511,313
		Industrial Conglomerates Total	742,082

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 5.0%
	Albany International Corp., Class A	20,800	731,328
	Astec Industries, Inc. (a)	13,100	225,451
	Barnes Group, Inc.	15,200	402,952
	Briggs & Stratton Corp.	33,900	1,409,562
	Clarcor, Inc.	16,800	920,136
	Cuno, Inc. (a)	11,100	659,340
	Gardner Denver, Inc. (a)	13,000	471,770
	IDEX Corp.	33,300	1,348,650
	JLG Industries, Inc.	29,300	575,159
	Kaydon Corp.	18,500	610,870
	Lindsay Manufacturing Co.	7,700	199,276
	Lydall, Inc. (a)	10,600	125,716
	Manitowoc, Inc.	19,400	730,410
	Mascotech, Inc. Escrowed Shares (a)	31,800	—	(b)
	Milacron, Inc. (a)	31,900	108,141
	Mueller Industries, Inc.	23,900	769,580
	Oshkosh Truck Corp.	23,500	1,606,930
	Reliance Steel & Aluminum Co.	21,400	833,744
	Robbins & Myers, Inc.	9,500	226,385
	Stewart & Stevenson Services, Inc.	18,900	382,347
	Thomas Industries, Inc.	11,600	463,072
	Timken Co.	59,300	1,542,986
	Toro Co.	15,000	1,220,250
	Valmont Industries, Inc.	15,700	394,227
	Wabash National Corp. (a)	19,900	535,907
	Watts Water Technologies, Inc.	21,300	686,712
	Wolverine Tube, Inc. (a)	9,800	126,518
		Machinery Total	17,307,419
Marine – 0.2%
	Kirby Corp. (a)	16,300	723,394
		Marine Total	723,394
Road & Rail – 2.1%
	Arkansas Best Corp.	16,500	740,685
	Heartland Express, Inc.	49,300	1,107,771
	Kansas City Southern (a)	41,200	730,476
	Knight Transportation, Inc.	37,100	920,080
	Landstar System, Inc. (a)	19,900	1,465,436
	USF Corp.	18,400	698,280
	Yellow Roadway Corp. (a)	31,900	1,777,149
		Road & Rail Total	7,439,877

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 0.8%
	Applied Industrial Technologies, Inc.	19,500	534,300
	Hughes Supply, Inc.	43,400	1,403,990
	Lawson Products	6,100	307,623
	Watsco, Inc.	17,500	616,350
		Trading Companies & Distributors Total	2,862,263
		INDUSTRIALS TOTAL	68,698,161
INFORMATION TECHNOLOGY – 15.5%
Communications Equipment – 1.2%
	Audiovox Corp., Class A (a)	15,100	238,278
	Bel Fuse, Inc., Class B	7,300	246,667
	Belden CDT, Inc.	30,800	714,560
	Black Box Corp.	11,400	547,428
	Brooktrout, Inc. (a)	8,400	100,884
	C-COR.net Corp. (a)	28,300	263,190
	Ceva, Inc. (a)	1	9
	Digi International, Inc. (a)	14,200	244,098
	Harmonic, Inc. (a)	47,500	396,150
	Inter-Tel, Inc.	17,000	465,460
	Network Equipment Technologies, Inc. (a)	16,100	158,102
	PC-Tel, Inc. (a)	13,600	107,848
	Symmetricom, Inc. (a)	29,800	289,358
	Tollgrade Communications, Inc. (a)	8,600	105,264
	Viasat, Inc. (a)	17,600	427,152
		Communications Equipment Total	4,304,448
Computers & Peripherals – 1.0%
	Adaptec, Inc. (a)	73,000	554,070
	Avid Technology, Inc. (a)	22,300	1,377,025
	Hutchinson Technology, Inc. (a)	17,100	591,147
	Pinnacle Systems, Inc. (a)	45,600	278,160
	SBS Technologies, Inc. (a)	10,200	142,392
	Synaptics, Inc. (a)	16,800	513,744
		Computers & Peripherals Total	3,456,538
Electronic Equipment & Instruments – 4.2%
	Aeroflex, Inc. (a)	48,900	592,668
	Agilysys, Inc.	21,200	363,368
	Anixter International, Inc. (a)	24,500	881,755
	BEI Technologies, Inc.	9,700	299,536
	Bell Microproducts, Inc. (a)	18,600	178,932

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	Benchmark Electronics, Inc. (a)	27,100	924,110
	Checkpoint Systems, Inc. (a)	24,700	445,835
	Cognex Corp.	30,300	845,370
	Coherent, Inc. (a)	19,900	605,756
	CTS Corp.	23,600	313,644
	Daktronics, Inc. (a)	12,400	308,636
	Electro Scientific Industries, Inc. (a)	18,700	369,512
	FLIR Systems, Inc. (a)	22,500	1,435,275
	Gerber Scientific, Inc. (a)	14,600	111,106
	Global Imaging Systems, Inc. (a)	15,200	600,400
	Itron, Inc. (a)	13,900	332,349
	Keithley Instruments, Inc.	10,700	210,790
	Littelfuse, Inc. (a)	14,600	498,736
	Methode Electronics, Inc., Class A	23,500	301,975
	MTS Systems Corp.	13,400	453,054
	Park Electrochemical Corp.	13,100	284,008
	Paxar Corp. (a)	26,000	576,420
	Photon Dynamics, Inc. (a)	11,000	267,080
	Planar Systems, Inc. (a)	9,600	107,808
	RadiSys Corp. (a)	12,600	246,330
	Rogers Corp. (a)	11,000	474,100
	ScanSource, Inc. (a)	8,300	515,928
	Technitrol, Inc. (a)	26,600	484,120
	Trimble Navigation Ltd. (a)	34,100	1,126,664
	Veeco Instruments, Inc. (a)	19,500	410,865
	X-Rite, Inc.	13,700	219,337
		Electronic Equipment & Instruments Total	14,785,467
Internet Software & Services – 0.8%
	Digital Insight Corp. (a)	23,500	432,400
	FindWhat.com (a)	19,900	352,827
	j2 Global Communications, Inc. (a)	15,400	531,300
	WebEx Communications, Inc. (a)	29,400	699,132
	Websense, Inc. (a)	15,300	776,016
	Zix Corp. (a)	21,100	108,665
		Internet Software & Services Total	2,900,340
IT Services – 1.6%
	CACI International, Inc., Class A (a)	19,200	1,308,096
	Carreker Corp. (a)	16,300	140,180
	CIBER, Inc. (a)	41,000	395,240
	eFunds Corp. (a)	32,100	770,721

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
It Services – (continued)
	Global Payments, Inc.	25,300	1,481,062
	Intrado, Inc. (a)	11,400	137,940
	Mantech International Corp. (a)	21,300	505,662
	MAXIMUS, Inc. (a)	14,300	445,016
	Pegasus Solutions, Inc. (a)	14,300	180,180
	Startek, Inc.	9,500	270,275
		IT Services Total	5,634,372
Semiconductors & Semiconductor Equipment – 2.9%
	Actel Corp. (a)	16,700	292,918
	Advanced Energy Industries, Inc. (a)	21,500	196,295
	Alliance Semiconductor Corp. (a)	23,300	86,210
	ATMI, Inc. (a)	20,600	464,118
	Axcelis Technologies, Inc. (a)	65,700	534,141
	Brooks Automation, Inc. (a)	29,300	504,546
	Cohu, Inc.	14,200	263,552
	Cymer, Inc. (a)	24,300	717,822
	DSP Group, Inc. (a)	18,400	410,872
	DuPont Photomasks, Inc. (a)	12,200	322,202
	ESS Technology, Inc. (a)	26,000	184,860
	Exar Corp. (a)	27,400	388,806
	FEI Co. (a)	21,900	459,900
	Helix Technology Corp.	17,200	299,108
	Kopin Corp. (a)	46,000	178,020
	Kulicke & Soffa Industries, Inc. (a)	33,500	288,770
	Microsemi Corp. (a)	39,200	680,512
	Pericom Semiconductor Corp. (a)	17,400	164,082
	Photronics, Inc. (a)	21,500	354,750
	Power Integrations, Inc. (a)	20,400	403,512
	Rudolph Technologies, Inc. (a)	11,000	188,870
	Skyworks Solutions, Inc. (a)	102,200	963,746
	Standard Microsystems Corp. (a)	12,100	215,743
	Supertex, Inc. (a)	8,600	186,620
	Ultratech, Inc. (a)	15,600	294,060
	Varian Semiconductor Equipment Associates, Inc. (a)	23,900	880,715
		Semiconductors & Semiconductor Equipment Total	9,924,750
Software – 3.8%
	Altiris, Inc. (a)	17,700	627,111
	ANSYS, Inc. (a)	20,500	657,230

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Captaris, Inc. (a)	20,000	103,200
	Catapult Communications Corp. (a)	9,600	231,936
	Concord Communications, Inc. (a)	12,000	132,960
	EPIQ Systems, Inc. (a)	11,700	171,288
	FactSet Research Systems, Inc.	20,500	1,198,020
	FileNET Corp. (a)	25,900	667,184
	Hyperion Solutions Corp. (a)	25,600	1,193,472
	Internet Security Systems, Inc. (a)	30,100	699,825
	JDA Software Group, Inc. (a)	19,100	260,142
	Kronos, Inc. (a)	20,500	1,048,165
	Manhattan Associates, Inc. (a)	19,800	472,824
	MapInfo Corp. (a)	13,400	160,532
	MICROS Systems, Inc. (a)	12,200	952,332
	MRO Software, Inc. (a)	16,400	213,528
	Napster, Inc. (a)	22,900	215,260
	NYFIX, Inc. (a)	21,300	131,847
	Phoenix Technologies Ltd. (a)	16,100	132,986
	Progress Software Corp. (a)	23,700	553,395
	Radiant Systems, Inc. (a)	17,400	113,274
	Serena Software, Inc. (a)	28,600	618,904
	Sonic Solutions (a)	15,400	345,576
	SPSS, Inc. (a)	11,600	181,424
	Take-Two Interactive Software, Inc. (a)	29,700	1,033,263
	Talx Corp.	9,000	232,110
	THQ, Inc. (a)	25,600	587,264
	Verity, Inc. (a)	24,600	322,752
		Software Total	13,257,804
		INFORMATION TECHNOLOGY TOTAL	54,263,719
MATERIALS – 6.0%
Chemicals – 1.8%
	Arch Chemicals, Inc.	15,400	443,212
	Cambrex Corp.	17,200	466,120
	Georgia Gulf Corp.	22,000	1,095,600
	HB Fuller Co.	18,800	535,988
	Headwaters, Inc. (a)	22,100	629,850
	MacDermid, Inc.	19,900	718,390
	Material Sciences Corp. (a)	9,500	170,905
	OM Group, Inc. (a)	18,600	603,012
	Omnova Solutions, Inc. (a)	26,500	148,930
	Penford Corp.	5,800	91,234

		Shares	Value ($)*
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	PolyOne Corp. (a)	60,200	545,412
	Quaker Chemical Corp.	6,300	156,492
	Schulman (A.), Inc.	20,100	430,341
	Wellman, Inc.	21,000	224,490
		Chemicals Total	6,259,976
Construction Materials – 0.7%
	Florida Rock Industries, Inc.	28,500	1,696,605
	Texas Industries, Inc.	14,200	885,796
		Construction Materials Total	2,582,401
Containers & Packaging – 0.7%
	AptarGroup, Inc.	23,500	1,240,330
	Caraustar Industries, Inc. (a)	18,700	314,534
	Chesapeake Corp.	12,800	347,648
	Myers Industries, Inc.	22,600	289,280
	Rock-Tenn Co., Class A	23,400	354,744
		Containers & Packaging Total	2,546,536
Metals & Mining – 2.2%
	Aleris International, Inc. (a)	19,000	321,480
	AMCOL International Corp.	19,300	387,737
	Brush Engineered Materials, Inc. (a)	12,600	233,100
	Carpenter Technology Corp.	15,700	917,822
	Castle (A.M.) & Co. (a)	10,400	124,176
	Century Aluminum Co. (a)	21,000	551,460
	Cleveland-Cliffs, Inc.	7,100	737,406
	Commercial Metals Co.	19,300	975,808
	Massey Energy Co.	50,000	1,747,500
	Quanex Corp.	10,900	747,413
	RTI International Metals, Inc. (a)	14,200	291,668
	Ryerson Tul, Inc.	16,400	258,300
	Steel Technologies, Inc.	8,400	231,084
		Metals & Mining Total	7,524,954
Paper & Forest Products – 0.6%
	Buckeye Technologies, Inc. (a)	24,500	318,745
	Deltic Timber Corp.	8,000	339,600
	Neenah Paper, Inc. (a)	9,800	319,480
	Pope & Talbot, Inc.	10,700	183,077
	Schweitzer-Mauduit International, Inc.	9,700	329,315

		Shares	Value ($)*
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
	Wausau-Mosinee Paper Corp.	34,000	607,240
		Paper & Forest Products Total	2,097,457
		MATERIALS TOTAL	21,011,324
TELECOMMUNICATION SERVICES – 0.3%
Diversified Telecommunication Services – 0.3%
	Commonwealth Telephone Enterprises, Inc. (a)	13,800	685,308
	General Communication, Inc., Class A (a)	38,200	421,728
		Diversified Telecommunication Services Total	1,107,036
Wireless Telecommunication Services – 0.0%
	Boston Communications Group, Inc. (a)	11,500	106,260
		Wireless Telecommunication Services Total	106,260
		TELECOMMUNICATION SERVICES TOTAL	1,213,296
UTILITIES – 4.0%
Electric Utilities – 1.1%
	ALLETE, Inc.	19,400	712,950
	Central Vermont Public Service Corp.	8,000	186,080
	CH Energy Group, Inc.	10,400	499,720
	Cleco Corp.	32,100	650,346
	El Paso Electric Co. (a)	31,100	589,034
	Green Mountain Power Corp.	3,400	98,022
	UIL Holdings Corp.	9,600	492,480
	Unisource Energy Corp.	22,500	542,475
		Electric Utilities Total	3,771,107
Gas Utilities - 2.2%
	Atmos Energy Corp.	50,300	1,375,705
	Cascade Natural Gas Corp.	7,400	156,880
	Laclede Group, Inc.	13,800	429,870
	New Jersey Resources Corp.	18,300	793,122
	Northwest Natural Gas Co.	18,000	607,320
	Piedmont Natural Gas Co.	50,400	1,171,296
	Southern Union Co. (a)	54,100	1,297,318
	Southwest Gas Corp.	23,700	601,980
	UGI Corp.	33,500	1,370,485
		Gas Utilities Total	7,803,976
Multi-Utilities & Unregulated Power – 0.6%
	Avista Corp.	31,800	561,906
	Energen Corp.	23,900	1,408,905
		Multi-Utilities & Unregulated Power Total	1,970,811

		Shares	Value ($)*
Common Stocks – (continued)
UTILITIES – (continued)
Water Utilities – 0.1%
	American States Water Co.	11,000	286,000
		Water Utilities Total	286,000
		UTILITIES TOTAL	13,831,894
	Total Common Stocks (cost of $252,820,282)		346,805,546
Investment Management Company – 0.8%
	iShares S&P SmallCap 600 Index Fund	17,300	2,814,883

	Total Investment Management Company (cost of $2,761,459)		2,814,883

		Par ($)
Short-Term Obligations – 0.2%	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Bond maturing 08/15/23, market value of $541,521 (repurchase proceeds $528,066)	528,000	528,000
	Total Short-Term Obligation (cost of $528,000)		528,000
	Total Investments – 100.0% (cost of $256,109,741)(c)(d)		350,148,429
	Other Assets & Liabilities, Net – 0.0%		77,657
	Net Assets – 100.0%		350,226,086

Notes to Investment Portfolio:

*       Security Valuation

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)     Non-income producing security.

(b)     Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)     Cost for federal income tax purposes is $256,109,741.

(d)              Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$119,521,595	$(25,482,907)	$94,038,688

Acronym	Name

REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO

December 31, 2004 (unaudited)	Columbia U.S. Treasury Index Fund

		Par ($)	Value ($)*
U.S. GOVERNMENT OBLIGATIONS – 98.0%
U.S. Treasury Bonds – 30.2%
	12.000% 08/15/13	4,175,000	5,380,857
	7.500% 11/15/16	7,700,000	9,840,061
	8.750% 05/15/17	1,330,000	1,863,611
	8.875% 08/15/17	1,000,000	1,417,109
	8.500% 02/15/20	721,000	1,017,567
	7.875% 02/15/21	7,100,000	9,592,767
	8.125% 08/15/21	1,150,000	1,592,300
	7.250% 08/15/22	1,550,000	1,997,623
	6.125% 11/15/27	8,650,000	10,102,595
	5.250% 02/15/29	4,950,000	5,192,471
		U.S. Treasury Bonds Total	47,996,961
U.S. Treasury Notes – 67.8%
	1.500% 03/31/06	8,000,000	7,869,376
	2.250% 04/30/06	8,800,000	8,727,127
	2.500% 05/31/06	5,500,000	5,468,419
	2.750% 06/30/06	3,150,000	3,141,511
	2.375% 08/15/06	5,900,000	5,843,997
	6.500% 10/15/06	5,750,000	6,094,552
	3.500% 11/15/06	2,650,000	2,672,361
	4.375% 05/15/07	6,850,000	7,040,245
	3.000% 11/15/07	7,350,000	7,304,636
	5.625% 05/15/08	4,315,000	4,628,174
	3.125% 10/15/08	15,400,000	15,235,774
	5.500% 05/15/09	6,950,000	7,516,856
	5.750% 08/15/10	4,100,000	4,514,006
	5.000% 08/15/11	3,500,000	3,725,995
	4.875% 02/15/12	2,000,000	2,113,906
	4.000% 11/15/12	2,450,000	2,445,884
	3.875% 02/15/13	10,200,000	10,063,738
	4.250% 08/15/14	3,150,000	3,157,015
		U.S. Treasury Notes Total	107,563,572
	Total U.S. Government Obligations (cost of $151,994,796)		155,560,533
Short-Term Obligation – 1.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Bond maturing 08/15/25, market value of $2,043,594 (repurchase proceeds $1,998,250)	1,998,000	1,998,000

1

Total Short-Term Obligation (cost of $1,998,000)	1,998,000
Total Investments – 99.2% (cost of $153,992,796)(a)(b)	157,558,533
Other Assets & Liabilities, Net – 0.8%	1,227,434
Net Assets – 100.0%	158,785,967

Notes to Investment Portfolio:

*                      Security Valuation

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)               Cost for federal income tax purposes is $155,634,428.

(b)              Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$3,207,818	$(1,283,713)	$1,924,105

2

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust V

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 1, 2005